INCOME TAXES (Details Narrative) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details Narrative
Increase in deferred tax asset	$ 49,000
Increase in valuation allowance	49,000
Income tax Expense	$ 0	$ 0